THE ARBOR FUND

                         HANCOCK HORIZON FAMILY OF FUNDS
               TRUST CLASS, CLASS A AND CLASS C SHARES PROSPECTUS

                        SUPPLEMENT DATED AUGUST 16, 2002
            TO THE TRUST CLASS, CLASS A AND CLASS C SHARES PROSPECTUS
                               DATED MAY 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted into the section on Fund Fees and Expenses on page 9 at the end of the footnote under the heading titled "Annual Fund Operating Expenses (expenses deducted from Fund assets)":

         The Adviser ceased the waiver of its advisory fee with respect to the Growth Fund effective August 10, 2002.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                SEI Investments
                             One Freedom Valley Drive
                                 Oaks, PA 19456



                                                                August 16, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:   The Arbor Fund
      File Number  33-50718

Ladies and Gentlemen:

On behalf of The Arbor Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please fund a supplement dated August 16, 2002 to the Trust Class, Class A Shares and Class C Shares Prospectus dated May 31, 2002.



                                                             ----------------
                                                             Laurie V. Brooks
                                                           SEI Legal Department